Quarterly portfolio holdings
John Hancock
CQS Multi Asset Credit Fund
Closed-end alternative
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 22.5%					$18,865,988
(Cost $17,643,152)
Communication services 0.9%					759,352
Media 0.9%
Arqiva Broadcast Finance PLC	8.625	07-01-30	GBP	101,000	138,397
Virgin Media Secured Finance PLC	4.125	08-15-30	GBP	500,000	620,955
Consumer discretionary 1.9%					1,632,488
Broadline retail 0.1%
HSE Investment Sarl (6 month EURIBOR + 6.000%) (A)	8.124	10-15-29	EUR	73,156	84,950
Hotels, restaurants and leisure 1.1%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	124,000	153,124
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	200,429
Punch Finance PLC	7.875	12-30-30	GBP	100,000	141,100
Stonegate Pub Company Financing PLC	10.750	07-31-29	GBP	320,000	440,383
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	612,502
Consumer staples 1.6%					1,303,036
Consumer staples distribution and retail 1.5%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	525,443
Market Bidco Finco PLC	8.750	01-31-31	GBP	500,000	671,910
Food products 0.1%
Sigma Holdco BV	8.625	04-15-31	EUR	100,000	105,683
Financials 15.6%					13,072,265
Banks 6.4%
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (B)	11.875	06-21-28	EUR	200,000	274,494
Banque Internationale a Luxembourg SA (7.250% to 3-7-31, then 5 Year EURIBOR ICE Swap Rate + 5.111%) (B)	7.250	09-07-30	EUR	600,000	759,074
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (B)	8.500	06-15-30	GBP	500,000	740,614
BAWAG Group AG (7.250% to 3-18-30, then 5 Year EURIBOR ICE Swap Rate + 5.052%) (B)	7.250	09-18-29	EUR	600,000	762,760
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (B)	9.250	06-12-29	EUR	400,000	524,461
Close Brothers Group PLC (11.125% to 5-29-29, then 5 Year United Kingdom Gilt Rate + 7.039%) (B)	11.125	11-29-28	GBP	500,000	747,487
Eurobank SA (6.625% to 6-4-31, then 5 Year EURIBOR ICE Swap Rate + 4.454%) (B)	6.625	06-04-31	EUR	600,000	748,007
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)	5.375	11-18-30		582,000	565,836
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (B)	6.750	04-06-28		268,000	272,316
Capital markets 4.3%
Deutsche Bank AG (7.125% to 4-30-31, then 5 Year EURIBOR ICE Swap Rate + 4.600%) (B)	7.125	10-30-30	EUR	400,000	506,846
Investec PLC (10.500% to 2-28-30, then 5 Year United Kingdom Gilt Rate + 6.566%) (B)	10.500	08-28-29	GBP	552,000	848,543
Thulite SA (C)	10.534	07-04-44	EUR	2,000,000	2,278,953
Consumer finance 0.8%
PRA Group Europe Holding II Sarl	6.250	09-30-32	EUR	450,000	517,197
PRA Group, Inc. (D)	8.875	01-31-30		156,000	157,058
Financial services 3.4%
Aareal Bank AG (9.875% to 7-31-30, then 5 Year CMT + 5.068%) (B)	9.875	07-31-30		600,000	656,838
Deutsche Pfandbriefbank AG (7.125% to 10-4-30, then 5 Year EURIBOR ICE Swap Rate + 4.859%)	7.125	10-04-35	EUR	200,000	250,147
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 5.383%) (A)(B)	8.474	04-28-28	EUR	400,000	455,174
ION Platform Finance SARL	6.500	09-30-30	EUR	100,000	108,172
Kane Bidco, Ltd.	7.750	07-15-31	GBP	500,000	700,761
Sherwood Financing PLC	9.625	12-15-29	GBP	469,000	640,062
Insurance 0.7%
Liverpool Victoria Friendly Society, Ltd. (5 Year United Kingdom Gilt Rate + 5.630%) (A)	9.440	05-22-43	GBP	165,000	230,347
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance (continued)
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (B)	10.125	05-25-33	GBP	200,000	$327,118
Health care 1.2%					1,002,117
Biotechnology 0.9%
Grifols SA	7.500	05-01-30	EUR	604,000	749,415
Health care providers and services 0.2%
Ephios Subco 3 Sarl	7.875	01-31-31	EUR	100,000	126,427
Pharmaceuticals 0.1%
Nidda Healthcare Holding GmbH (3 month EURIBOR + 3.250%) (A)	5.276	10-15-32	EUR	106,000	126,275
Industrials 0.2%					189,010
Marine transportation 0.2%
Danaos Corp. (D)	6.875	10-15-32		183,000	189,010
Real estate 1.1%					907,720
Real estate management and development 1.1%
Aroundtown Finance Sarl (8.625% to 8-7-29, then 5 Year United Kingdom Gilt Rate + 4.493% to 8-7-34, then United Kingdom Gilt Rate + 4.743% to 8-7-49, then United Kingdom Gilt Rate + 5.493%) (B)	8.625	05-07-29	GBP	202,000	289,774
CPI Property Group SA (4.875% to 11-16-26, then 5 Year Euro Swap Rate + 5.733% to 11-16-31, then 5 Year Euro Swap Rate + 5.983% to 11-16-46, then 5 Year Euro Swap Rate + 6.733%) (B)	4.875	08-18-26	EUR	432,000	502,342

CPI Property Group SA (7.500% to 6-24-31, then Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then Year EURIBOR ICE Swap Rate + 6.232%) (B)	7.500	03-26-31	EUR	100,000	115,604
Term loans (E) 35.9%					$30,090,801
(Cost $30,737,768)
Communication services 2.6%					2,212,760
Entertainment 0.3%
Hoya Midco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	5.917	02-01-29		248,125	141,431
International Entertainment JJCO US LLC, USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.667	04-29-32		99,501	98,506
Playtika Holding Corp., 2021 Term Loan B1 (F)	TBD	03-13-28		48,243	46,703
Interactive media and services 0.0%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.922	05-03-28		45,713	41,338
Media 2.3%
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.178	08-02-29		419,437	419,437
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.172	06-28-32		99,500	99,348
Zephyr Bidco, Ltd., 2025 GBP Term Loan B3 (1 month SONIA + 4.750%)	8.474	07-20-28	GBP	1,000,000	1,365,997
Consumer discretionary 6.8%					5,687,303
Diversified consumer services 2.6%
AD Education SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.139	11-14-31	EUR	1,000,000	993,572
Eagle Bidco, Ltd., 2025 EUR Term Loan B (1 month EURIBOR + 3.750%)	5.704	02-29-32	EUR	1,000,000	1,190,909
Hotels, restaurants and leisure 1.5%
Bally’s Corp., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.181	10-02-28		26,959	26,487
Financiere Pax SAS, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.635	12-31-29	EUR	1,000,000	1,177,941
Leisure products 0.1%
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.418	02-20-30		107,738	108,041
Specialty retail 1.4%
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.250%)	7.184	03-03-28		25,376	25,310
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.671	08-18-32		493,573	492,833
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.286	10-20-28		183,390	180,410
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.422	03-29-29		463,430	463,142
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 1.2%
Breitling Financing Sarl, 2021 EUR Term Loan B (6 month EURIBOR + 3.900%)	6.024	10-25-28	EUR	1,000,000	$1,028,658
Consumer staples 3.6%					3,048,245
Consumer staples distribution and retail 1.2%
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.548	11-04-30	EUR	900,000	1,048,391
Food products 2.4%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.036	08-13-30		494,974	497,142
Artisan Newco BV, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.529	04-05-32	EUR	989,866	1,165,030
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	5.885	09-30-31		228,532	227,922
Nourish Buyer I, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 4.000%)	7.669	07-09-32		99,750	99,667
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.896	04-01-29		10,286	10,093
Energy 1.4%					1,178,927
Oil, gas and consumable fuels 1.4%
EG Finco, Ltd., 2025 EUR Term Loan (6 month EURIBOR + 3.875%)	5.937	02-07-28	EUR	995,000	1,178,927
Financials 5.3%					4,427,487
Capital markets 0.6%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	07-31-31		493,769	491,532
Consumer finance 0.5%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.172	11-23-28		449,445	422,478
Financial services 1.8%
First Eagle Holdings, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	7.172	08-16-32		336,292	333,141
Inception Finco Sarl, 2025 EUR Repriced Term Loan (3 month EURIBOR + 3.250%)	5.269	04-18-31	EUR	1,000,000	1,190,162
Insurance 2.4%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.672	11-06-30		493,762	491,911
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	7.922	09-19-30		308,783	309,002
Athena Bidco SASU, 2025 EUR Repriced Term Loan (3 month EURIBOR + 3.000%)	5.019	04-14-31	EUR	1,000,000	1,189,261
Health care 3.8%					3,175,492
Health care equipment and supplies 0.1%
Hopper Merger Sub, Inc., 2026 Term Loan B (F)	TBD	01-14-33		89,037	88,358
Health care providers and services 1.2%
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	6.667	08-01-29		492,481	487,867
Team Public Choices LLC, Term Loan (3 month CME Term SOFR + 5.000%)	8.928	12-20-27		463,449	462,290
Health care technology 1.1%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	6.450	05-01-31		491,281	453,516
Imprivata, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.672	12-01-27		493,750	493,133
Pharmaceuticals 1.4%
Financiere Mendel SASU, 2025 EUR Term Loan B (3 month EURIBOR + 3.000%)	5.019	11-08-30	EUR	1,000,000	1,190,328
Industrials 8.1%					6,782,008
Commercial services and supplies 5.3%
Albion Financing 3 SARL, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.029	05-21-31	EUR	1,000,000	1,189,060
Allied Universal Holdco LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.922	08-20-32		99,750	99,848
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.675	10-21-30		491,250	489,000
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.438	03-07-32		248,747	247,331
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.769	01-11-30	EUR	1,000,000	1,173,864
Techem Verwaltungsgesellschaft 675 mbH, 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.255	07-15-32	EUR	1,000,000	1,190,707
TruGreen LP, 2020 Term Loan (3 month CME Term SOFR + 4.000%)	7.767	11-02-27		55,097	53,871
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	8.286	07-31-28		476,821	472,053
3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Ground transportation 0.1%
Beacon Mobility Corp., 2025 Delayed Draw Term Loan (3 month CME Term SOFR + 3.250%)	3.250	08-06-30		5,306	$5,301
Beacon Mobility Corp., 2025 Term Loan (3 month CME Term SOFR + 3.250%)	6.922	08-06-30		63,494	63,441
Machinery 0.6%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.204	07-01-31		22,290	22,276
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.172	07-01-31		493,639	494,009
Professional services 1.5%
Camelot US Acquisition LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	01-31-31		464,942	425,422
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	06-02-31		188,308	185,333
Impala Bidco 0, Ltd., GBP Term Loan (1 month SONIA + 5.250%)	8.977	06-08-28	GBP	1,000,000	670,492
Information technology 4.1%					3,435,141
IT services 0.1%
Sonicwall US Holdings, Inc., 2023 Term Loan (F)	TBD	05-18-28		119,909	58,956
Software 2.9%
Boxer Parent Company, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	6.822	07-30-31		414,631	398,045
Claudius Finance Sarl, 2025 EUR Term Loan B5 (1 month EURIBOR + 2.750%)	4.704	07-10-28	EUR	1,000,000	1,176,459
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 4.000%)	7.723	09-15-32		42,959	37,696
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.639	06-01-29		11,085	8,574
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.672	03-01-29		493,762	435,745
Rocket Software, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 3.750%)	7.422	11-28-28		355,650	338,980
Sophos Holdings LLC, 2025 Incremental Term Loan (F)	TBD	03-05-27		73,669	72,932
Technology hardware, storage and peripherals 1.1%
IN Smart Identity France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.019	09-29-28	EUR	750,000	876,344
Sandisk Corp., Term Loan B (3 month CME Term SOFR + 3.000%)	6.669	02-20-32		31,371	31,410
Materials 0.2%					143,438
Chemicals 0.2%

Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.536	02-18-28		220,433	143,438

Collateralized mortgage obligations 9.3%					$7,763,156
(Cost $7,509,244)
U.S. Government Agency 9.3%					7,763,156
FARM Mortgage Trust
Series 2024-2, Class B (D)(G)	5.579	08-01-54		2,981,922	2,680,981
Federal Home Loan Mortgage Corp.
Series 2020-DNA1, Class B2 (30 day Average SOFR + 5.364%) (A)(D)	9.062	01-25-50		1,750,000	1,958,725

Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(D)	9.697	08-25-33		2,500,000	3,123,450
Asset-backed securities 20.2%					$16,889,722
(Cost $15,630,919)
Asset-backed securities 20.2%					16,889,722
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (A)	8.376	07-20-32	EUR	2,850,000	3,395,198
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (A)	8.156	07-19-35	EUR	2,000,000	2,361,242
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (A)	11.256	07-15-34	EUR	1,500,000	1,739,274
FIGRE Trust
Series 2023-HE2, Class CE (D)(G)	5.171	05-25-53		1,456,774	1,844,917
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (A)(D)	8.286	07-15-37	EUR	2,860,000	3,406,733
Providus CLO V DAC
Series 5A, Class ER (3 month EURIBOR + 5.200%) (A)(D)	7.284	11-15-39	EUR	2,400,000	2,845,505
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (A)	8.036	07-15-35	EUR	1,100,000	1,296,853

SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	4

	Yield (%)	Shares	Value
Short-term investments 2.3%			$1,965,422
(Cost $1,965,422)
Short-term funds 2.3%			1,965,422
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6399(H)	1,965,422	1,965,422

Total investments (Cost $73,486,505) 90.2%	$75,575,089
Other assets and liabilities, net 9.8%	8,197,716
Total net assets 100.0%	$83,772,805

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,206,379 or 19.3% of the fund’s net assets as of 1-31-26.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of net assets on 1-31-26:
United States	36.4%
Ireland	18.0%
United Kingdom	15.2%
Luxembourg	11.2%
France	8.1%
Germany	4.5%
Netherlands	1.5%
Greece	1.1%
South Africa	1.0%
Other countries	3.0%
TOTAL	100.0%
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,029,115	EUR	880,000	SSB	2/9/2026	—	$(14,285)
USD	45,311,838	EUR	39,000,000	SSB	2/20/2026	—	(953,811)
USD	1,544,927	GBP	1,150,000	SSB	2/9/2026	—	(28,660)
USD	9,371,859	GBP	7,000,000	SSB	2/20/2026	—	(206,401)
						—	$(1,203,157)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	6

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$18,865,988	—	$16,587,035	$2,278,953
Term loans	30,090,801	—	30,090,801	—
Collateralized mortgage obligations	7,763,156	—	7,763,156	—
Asset-backed securities	16,889,722	—	16,889,722	—
Short-term investments	1,965,422	$1,965,422	—	—
Total investments in securities	$75,575,089	$1,965,422	$71,330,714	$2,278,953
Derivatives:
Liabilities
Forward foreign currency contracts	$(1,203,157)	—	$(1,203,157)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Corporate bonds
Balance as of 10-31-25	$2,260,347
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in net unrealized appreciation (depreciation)	18,606
Balance as of 1-31-26	$2,278,953
Change in unrealized appreciation (depreciation) at period end[1]	$18,606

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 1-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Corporate bonds	$2,278,953	Market approach	Bid-ask spread	EUR -0.75	EUR -0.75
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
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A change to unobservable inputs of the fund’s Level 3 securities as of January 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Bid-ask spread	Variable	Variable
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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